CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 40,643	252,174		361,146
Short-term bank time deposits	3,868	24,000		184,440
Long-term bank time deposits due within one year	525	3,256
Restricted cash	6,031	37,423		37,000
Accounts receivable, net of allowance for doubtful accounts	22,011	136,568		131,984
Bills receivable	64	400
Amounts due from related parties	543	3,366	[1]	379	[1]
Prepaid expenses, deposits and other current assets	39,528	245,254		169,210
Inventories	88,050	546,312		551,783
Deferred tax assets	328	2,038		6,330
Total current assets	201,591	1,250,791		1,442,272
Property and equipment, net	22,201	137,750		123,183
Long-term bank time deposits				40,256
Rental deposits	6,811	42,257		41,946
Cost method investments	2,037	12,638		12,638
Intangible assets, net	404	2,509		2,509
Goodwill	8,352	51,819		51,819
Deferred tax assets	2,633	16,340		11,723
Accrued interest income				769
TOTAL ASSETS	244,029	1,514,104		1,727,115
Current liabilities:
Accounts payable	65,988	409,428		403,558
Bills payable				4,334
Amounts due to related parties	4,132	25,636	[2]	29,247	[2]
Accrued expenses and other payables	19,700	122,236		123,065
Deferred income	4,145	25,715		22,477
Income tax payable	4,149	25,743		34,567
Dividend payable				191,246
Total current liabilities	98,114	608,758		808,494
Deferred income	2,527	15,677		17,391
Deferred tax liabilities	2,371	14,711		16,541
Other non-current liabilities	6,983	43,326		39,163
Total liabilities	109,995	682,472		881,589
Shareholders' equity:
Share capital - ordinary shares USD 0.0001 par value: 360,000,000 shares authorized; 197,446,940 shares issued and outstanding as of December 31, 2013 and 2014	25	158		158
Additional paid-in capital	103,204	640,341		640,341
Accumulated other comprehensive loss	(6,728)	(41,746)		(41,623)
Retained earnings	37,533	232,879		246,650
Total shareholders' equity	134,034	831,632		845,526
Commitments and contingencies
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 244,029	1,514,104		1,727,115

[1]	The amounts due from related parties represent the following:
[2]	The balances represent amounts due to Neptunus Group and its affiliates in connection with the purchase of merchandise as described in Note 22(a) above.